Capital Structure, Financial Risk and Related Items - Schedule of Fair Value Measurement (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 0	$ 1,574
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	37	32
Level 1 | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial assets		1,574
Level 1 | Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	9	5
Level 2 | Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	2	2
Level 3 | Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 26	$ 25	$ 13